Income Taxes , Other Disclosures (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012	Jul. 25, 2014
Other Income Tax
Tax benefit associated with the reversal of excess tax accruals	$ 71
Tax benefit related to the settlement of certain issues reached with the U.S. Internal Revenue Services	63
Tax benefit associated with the release of a valuation allowance			33
Undistributed earnings from non-U.S. subsidiaries	20,529	18,123	16,033
Unrecognized tax benefits that would impact effective tax rate	1,104	1,028	858	1,138
Accrued income tax penalties and interest	141	88	120	157
Interest expense	$ 36	$ 33	$ 32
Puerto Rico, Switzerland and Singapore
Other Income Tax
Impact on diluted earnings per share	$ 0.42	$ 0.42	$ 0.43